LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 18, 2021 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Shareholders are being asked to elect Trustees of each Trust. Currently, the Funds of Legg Mason Global Asset Management Trust are overseen by one group of Trustees, and the Funds of Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust are overseen by a different group of Trustees. The Boards have nominated a single slate of Trustees, comprised of members of both existing Boards, to oversee all of the Funds.

The Boards have called a joint meeting of shareholders of the Trusts to elect the Trustees. The meeting will be held on or about June 15, 2021, subject to any adjournment(s) or postponement(s) thereof. Shareholders of record as of the close of business on March 1, 2021 will be entitled to vote at the meeting. If approved by shareholders, the changes in Board membership will take effect on or about July 1, 2021, or promptly after the election of the nominees if the meeting is adjourned or postponed to a date after July 1, 2021. Additional information can be found in the Trusts’ joint proxy statement.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL—Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL—Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL—Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL—Flexible Bond Fund	May 1, 2020
BrandywineGLOBAL—Global High Yield Fund	January 29, 2021
BrandywineGLOBAL—Global Opportunities Bond Fund	May 1, 2020
BrandywineGLOBAL—Global Opportunities Bond Fund (USD Hedged)	May 1, 2020
BrandywineGLOBAL—Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL—International Opportunities Bond Fund	May 1, 2020
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020
Martin Currie SMASh Series EM Fund	November 25, 2020
QS Global Market Neutral Fund	January 29, 2021
QS International Equity Fund	January 29, 2021
QS Strategic Real Return Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2020
ClearBridge Dividend Strategy Fund	May 1, 2020

Fund	Date of Statement of Additional Information
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2020, as revised August 21, 2020
QS Defensive Growth Fund	June 1, 2020, as revised August 21, 2020
QS Global Dividend Fund	January 29, 2021
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2020, as revised August 21, 2020
QS Moderate Growth Fund	June 1, 2020, as revised August 21, 2020
QS S&P 500 Index Fund	January 29, 2021
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	May 1, 2020
ClearBridge Variable Appreciation Portfolio	May 1, 2020
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2020
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2020
ClearBridge Variable Large Cap Value Portfolio	May 1, 2020
ClearBridge Variable Mid Cap Portfolio	May 1, 2020
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2020
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2020, as revised August 21, 2020
QS Variable Conservative Growth	May 1, 2020, as revised August 21, 2020
QS Variable Growth	May 1, 2020, as revised August 21, 2020
QS Variable Moderate Growth	May 1, 2020, as revised August 21, 2020
Legg Mason/QS Aggressive Model Portfolio	April 14, 2020
Legg Mason/QS Conservative Model Portfolio	April 14, 2020
Legg Mason/QS Moderately Aggressive Model Portfolio	April 14, 2020
Legg Mason/QS Moderately Conservative Model Portfolio	April 14, 2020
Legg Mason/QS Moderate Model Portfolio	April 14, 2020

LMFX636209

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